Share Capital - Additional Information (Detail) - USD ($)		12 Months Ended
		Feb. 18, 2021	Dec. 31, 2020	Feb. 26, 2020	Dec. 31, 2019	Dec. 10, 2020	Aug. 10, 2020	May 06, 2020	Feb. 19, 2020	Dec. 13, 2019	Jul. 30, 2019	May 10, 2019
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation		710,100	3,832,580	33,256,668	36,067,323
Average cost shares repurchased for cancellation			$ 41.96		$ 52.07
Dividends paid, ordinary shares	[1]		$ 1,029,000,000		$ 754,000,000
Dividend Declared Per Share		$ 0.46							$ 0.45
Total Estimated Dividends to be Paid		$ 262,000,000
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			0		$ 0
2021 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Payment for common shares repurchased for cancellation			$ 28,468,448
Dividend declared [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share						$ 0.45	$ 0.45	$ 0.45		$ 0.45	$ 0.45	$ 0.43
Share repurchase program [Member] | 2019 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased					7.00%
Period of share repurchase program			364 days
Share repurchase program [Member] | 2020 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			5.00%
Period of share repurchase program			1 year
Number of common shares repurchased for cancellation			42,164,420
Share repurchase program [Member] | 2021 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			5.00%
Period of share repurchase program			364 days
Number of common shares repurchased for cancellation			28,572,458

[1]	All equity transactions were attributable to common shareholders.